Schedule of accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Accounts payable	$ 21,079	$ 18,469
Accrued liabilities	12,278	10,677
Accounts payable and accrued liabilities	$ 33,357	$ 29,146